Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use asset	See note 29 for additional detail.

Figures in million – SA rand	Notes	2023	2022	2021
Balance at beginning of the year		279	222	296
Additions and modifications		164	45	65
Right-of-use assets acquired on acquisition of subsidiaries	16	297	109	—
Assets derecognised with deemed disposal of interest in joint operation	19	(2)	—	—
Impairment of mining assets	10	—	—	(28)
Depreciation		(210)	(101)	(112)
Transfers and other movements		15	(2)	—
Foreign currency translation		17	6	1
Balance at end of the year		560	279	222